Reserves for unpaid losses and loss adjustment expenses (Tables)	12 Months Ended
Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Summary of the loss and LAE reserve activities
The following table summarizes the loss and LAE reserve activities of Sirius Group for the years ended December 31, 2020, 2019, and 2018:

(Millions)	2020	2019	2018
Gross beginning balance	$2,331.5	$2,016.7	$1,898.5
Less beginning reinsurance recoverable on unpaid losses	(410.3)	(350.2)	(319.7)
Net loss and LAE reserve balance	1,921.2	1,666.5	1,578.8
Loss and LAE reserves acquired(1)	—	—	0.2
Losses and LAE incurred relating to:
Current year losses	1,273.0	1,066.5	907.3
Prior years losses	16.7	103.8	(7.3)
Total net incurred losses and LAE	1,289.7	1,170.3	900.0
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1
Foreign currency translation adjustment to net loss and LAE reserves	44.4	(4.4)	(20.9)
Loss and LAE paid relating to:
Current year losses	251.3	251.3	251.4
Prior years losses	682.3	660.0	540.3
Total loss and LAE payments	933.6	911.3	791.7
Net ending balance	2,321.8	1,921.2	1,666.5
Plus ending reinsurance recoverable on unpaid losses	456.1	410.3	350.2
Gross ending balance	$2,777.9	$2,331.5	$2,016.7
(1)Loss and LAE reserves acquired in 2018 relate to Sirius Group's purchase of Cedar. (See Note 3.)

Schedule of asbestos and environmental loss and loss adjustment expense reserve activity
The following table summarizes reported A&E loss and LAE reserve activities (gross and net of reinsurance) for the years ended December 31, 2020, 2019, and 2018:

	2020		2019		2018
(Millions)	Gross	Net	Gross	Net	Gross	Net
Asbestos:
Beginning balance	$224.7	$173.3	$236.8	$184.4	$259.2	$204.6
Incurred losses and LAE	(1.1)	(1.1)	0.1	—	(6.9)	(6.9)
Paid losses and LAE	(8.2)	(7.4)	(12.2)	(11.1)	(15.5)	(13.3)
Ending balance	215.4	164.8	224.7	173.3	236.8	184.4
Environmental:
Beginning balance	14.5	14.0	16.7	15.9	16.7	16.0
Incurred losses and LAE	0.6	0.2	0.7	0.7	4.0	4.0
Paid losses and LAE	(2.5)	(2.1)	(2.9)	(2.6)	(4.0)	(4.1)
Ending balance	12.6	12.1	14.5	14.0	16.7	15.9
Total asbestos and environmental:
Beginning balance	239.2	187.3	253.4	200.3	275.9	220.6
Incurred losses and LAE	(0.4)	(0.9)	0.8	0.7	(3.0)	(2.9)
Paid losses and LAE	(10.8)	(9.5)	(15.0)	(13.7)	(19.5)	(17.4)
Ending balance	$228.0	$176.9	$239.2	$187.3	$253.4	$200.3

Schedule of net loss reserves by type
The following tables present Sirius Group's loss and LAE reserves, net of reinsurance, by type as of December 31, 2020 and 2019:

(Millions)	2020	2019
Case Reserve	$1,049.5	$1,030.6
IBNR Reserve	1,272.3	890.6
Loss and loss adjustment expense reserves, net of reinsurance	$2,321.8	$1,921.2

Schedule of reconciliation of liabilities for unpaid loss and loss adjustment expense
The following table summarizes the ending liabilities for unpaid loss and LAE, net of reinsurance for each of Sirius Group's segments as of December 31, 2020:

(Millions) Liabilities for unpaid loss and LAE, net of reinsurance	As of December 31, 2020
Unpaid and allocated LAE reserves, net of reinsurance
Other Property	$569.5
Property Catastrophe Excess Reinsurance	309.1
Agriculture Reinsurance	42.7
Global Accident & Health	254.2
Aviation & Space	126.3
Casualty Reinsurance	309.8
Contingency	43.7
Environmental	7.3
Marine & Energy	52.5
Surety	2.1
Trade Credit	51.2
Workers' Compensation	52.1
Runoff & Other	446.0
Total unpaid and allocated LAE reserves, net of reinsurance	2,266.5
Unallocated LAE	55.3
Total unpaid loss and LAE reserves, net of reinsurance	2,321.8
Reinsurance recoverable on unpaid losses
Other Property	118.6
Property Catastrophe Excess Reinsurance	87.2
Agriculture Reinsurance	0.4
Global Accident & Health	64.6
Aviation & Space	36.5
Casualty Reinsurance	—
Contingency	23.3
Environmental	7.2
Marine & Energy	10.6
Surety	—
Trade Credit	9.3
Workers' Compensation	1.2
Runoff & Other	97.2
Total reinsurance recoverable on unpaid losses	456.1
Total unpaid loss and LAE reserves	$2,777.9

Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Other Property (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	164.2	151.7	142.1	134.1	132.0	132.7	132.8	131.5	131.6	131.2	0.3	NA
2012		167.2	153.3	148.1	143.5	138.6	136.6	136.5	135.9	136.2	1.0	NA
2013			136.1	132.2	120.9	117.1	117.0	116.6	116.2	116.6	0.7	NA
2014				119.6	121.9	118.9	119.4	117.1	116.2	115.6	1.0	NA
2015					146.2	137.3	139.5	139.2	138.8	138.0	1.6	NA
2016						200.2	219.5	224.4	225.0	223.1	0.1	NA
2017							337.8	373.7	392.4	397.5	14.2	NA
2018								278.8	334.5	339.3	15.6	NA
2019									250.3	258.5	45.9	NA
2020										287.4	155.4	NA
									Total	2,143.3

Other Property (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	23.5	81.5	105.1	118.5	124.7	127.3	130.0	132.1	132.7	132.9
2012		20.6	86.9	110.2	118.6	122.0	127.7	128.5	129.8	130.3
2013			28.5	74.4	99.7	106.5	110.0	110.7	111.3	112.1
2014				19.3	71.7	98.7	107.3	109.9	111.0	111.2
2015					31.5	95.6	118.4	128.4	132.3	133.5
2016						32.7	132.0	186.6	204.0	212.8
2017							60.0	227.7	305.0	347.0
2018								55.4	181.7	248.4
2019									47.2	131.3
2020										32.8
									Total	1,592.4
	All outstanding liabilities before 2011, net of reinsurance									18.6
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									569.5

Property Catastrophe Excess Reinsurance (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	158.3	148.4	147.4	125.4	121.6	120.8	120.7	120.8	120.8	120.8	0.2	NA
2012		59.0	58.9	52.3	50.3	50.8	45.9	46.1	47.6	48.1	1.1	NA
2013			75.5	82.8	79.8	79.2	78.4	78.0	77.6	77.4	—	NA
2014				55.9	57.4	54.8	55.1	55.1	55.6	55.2	0.6	NA
2015					26.7	28.4	26.0	25.1	24.2	24.4	0.6	NA
2016						52.1	49.3	43.9	42.7	42.3	2.4	NA
2017							107.6	125.7	119.5	119.2	6.3	NA
2018								168.1	187.4	185.4	3.5	NA
2019									180.9	167.1	9.9	NA
2020										161.8	113.0	NA
									Total	1,001.7

Property Catastrophe Excess Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	15.9	54.7	97.5	117.2	117.6	118.1	119.0	119.1	119.7	119.7
2012		2.8	26.7	36.5	41.3	42.2	44.0	45.3	47.4	47.5
2013			11.9	52.7	66.1	71.4	72.8	74.0	74.9	75.3
2014				9.2	36.6	42.7	48.3	50.0	52.4	52.5
2015					1.8	9.4	16.7	20.1	22.5	22.8
2016						10.4	26.3	32.7	38.3	39.8
2017							13.3	68.0	87.6	103.2
2018								2.8	122.6	148.5
2019									3.4	86.6
2020										8.3
									Total	704.3
	All outstanding liabilities before 2011, net of reinsurance									11.7
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									309.1

Agriculture Reinsurance (Millions)
	Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	21.6	21.6	21.8	21.8	21.8	21.8	21.8	21.8	21.8	21.8	—	NA
2012		41.1	45.9	45.9	45.8	47.1	47.1	47.1	47.0	47.0	—	NA
2013			9.2	11.0	13.1	13.2	13.0	13.0	13.1	13.1	—	NA
2014				9.8	8.3	8.5	9.0	9.0	9.0	9.0	—	NA
2015					7.2	9.3	9.7	9.6	9.7	9.7	—	NA
2016						34.6	31.9	30.9	31.0	31.0	0.2	NA
2017							52.0	48.4	47.6	47.7	(0.5)	NA
2018								40.1	42.1	42.2	0.6	NA
2019									73.1	67.3	4.4	NA
2020										42.6	29.4	NA
									Total	331.3

Agriculture Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	1.1	21.4	21.7	21.7	21.7	21.7	21.7	21.7	21.7	21.7
2012		19.0	45.4	45.7	45.6	47.0	47.0	47.0	47.0	47.0
2013			7.1	10.8	12.9	13.2	13.0	13.0	13.0	13.0
2014				6.5	8.1	8.8	8.8	9.0	9.0	9.0
2015					1.5	8.2	9.4	9.7	9.7	9.7
2016						10.4	29.2	30.6	30.9	31.0
2017							9.7	44.8	47.6	47.9
2018								2.6	36.7	40.8
2019									9.6	57.3
2020										10.8
									Total	288.1
	All outstanding liabilities before 2011, net of reinsurance									(0.4)
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									42.7

Global Accident & Health (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	161.7	177.6	173.2	172.6	172.5	172.5	172.4	172.3	172.4	172.2	0.1	NA
2012		164.6	161.4	149.0	148.3	148.0	147.9	147.8	147.7	147.7	(0.1)	NA
2013			126.7	124.5	120.0	119.5	118.8	118.0	117.9	117.7	—	NA
2014				131.9	132.9	131.3	131.2	130.3	130.3	130.2	0.1	NA
2015					154.8	150.5	147.0	145.7	145.3	145.4	0.3	NA
2016						176.9	190.4	186.2	184.7	184.5	2.3	NA
2017							179.3	175.6	168.9	166.6	(0.4)	NA
2018								201.4	208.6	206.4	0.6	NA
2019									275.6	270.5	21.2	NA
2020										311.8	136.6	NA
									Total	1,852.8

Global Accident & Health (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	71.4	139.7	166.6	171.7	172.0	172.2	172.2	172.2	172.3	172.3
2012		72.6	137.2	147.3	147.7	147.8	147.8	147.8	147.8	147.9
2013			54.8	104.7	115.3	116.7	118.0	117.4	117.4	117.4
2014				59.6	111.9	125.4	127.2	127.2	127.9	128.0
2015					76.2	131.0	142.6	144.3	144.6	144.7
2016						99.7	167.3	179.2	181.1	181.6
2017							58.8	153.3	165.8	166.5
2018								86.1	188.8	204.9
2019									125.8	236.5
2020										102.3
									Total	1,602.0
	All outstanding liabilities before 2011, net of reinsurance									3.4
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									254.2

Aviation & Space (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	47.0	42.6	38.2	36.2	34.9	34.8	36.0	35.3	35.5	35.4	(0.2)	NA
2012		35.7	34.5	30.3	28.4	28.6	29.7	29.7	28.7	29.0	(0.3)	NA
2013			40.8	36.7	33.6	32.3	33.2	33.3	33.3	33.0	(0.4)	NA
2014				37.9	40.4	37.2	36.4	36.6	34.4	36.0	(1.7)	NA
2015					38.1	34.4	38.5	37.5	37.0	37.1	(1.0)	NA
2016						32.4	32.9	33.9	36.2	35.8	(0.3)	NA
2017							34.2	43.5	44.8	46.3	0.6	NA
2018								48.2	50.9	58.9	5.4	NA
2019									61.4	73.0	28.9	NA
2020										40.0	21.1	NA
									Total	424.7

Aviation & Space (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	10.2	22.9	28.8	31.7	33.0	34.3	35.1	34.9	35.9	36.0
2012		7.6	18.5	22.7	24.7	27.4	28.4	28.9	28.5	28.9
2013			13.7	20.1	24.2	26.9	28.7	29.4	30.8	30.9
2014				8.1	18.1	23.9	26.5	28.5	29.2	30.7
2015					10.7	21.4	27.4	33.8	35.4	36.3
2016						7.9	19.9	27.1	29.5	32.9
2017							9.1	24.0	32.9	36.2
2018								14.4	27.7	37.2
2019									8.6	23.1
2020										10.9
									Total	303.1
	All outstanding liabilities before 2011, net of reinsurance									4.7
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									126.3

Casualty Reinsurance (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	0.5	0.4	0.4	0.3	0.3	0.2	0.2	0.2	0.2	0.2	—	NA
2012		0.2	0.2	0.4	0.5	0.5	0.5	0.5	0.4	0.4	—	NA
2013			0.4	0.4	0.4	0.4	0.5	0.5	0.5	0.5	—	NA
2014				0.4	0.4	0.5	0.5	0.5	0.6	0.5	—	NA
2015					0.5	0.8	0.6	0.5	0.6	0.5	—	NA
2016						0.2	0.3	0.3	0.1	0.2	—	NA
2017							9.7	9.7	12.5	13.8	6.2	NA
2018								51.9	62.0	68.2	33.3	NA
2019									123.2	132.4	85.8	NA
2020										146.1	130.0	NA
									Total	363.0

Casualty Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	—	—	0.1	0.1	0.2	0.2	0.2	0.2	0.2	0.2
2012		—	—	0.1	0.2	0.1	0.2	0.2	0.3	0.3
2013			0.1	0.1	0.2	0.3	0.4	0.4	0.5	0.5
2014				0.1	0.2	0.4	0.4	0.4	0.5	0.5
2015					0.2	0.4	0.4	0.4	0.4	0.4
2016						—	0.1	0.1	0.2	0.2
2017							—	0.6	1.6	3.4
2018								2.0	7.9	18.7
2019									9.3	25.5
2020										8.3
									Total	58.1
	All outstanding liabilities before 2011, net of reinsurance									4.9
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									309.8

Contingency (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	8.1	7.5	7.0	6.9	6.9	7.0	7.0	7.0	7.0	6.9	—	NA
2012		9.9	9.0	9.0	8.8	8.6	8.4	8.4	8.4	8.4	—	NA
2013			5.7	4.4	3.8	3.7	3.8	3.7	3.7	3.7	0.1	NA
2014				4.3	7.1	5.3	4.8	4.8	4.8	4.8	0.1	NA
2015					10.1	9.8	9.2	9.0	9.0	8.9	—	NA
2016						19.1	19.4	18.3	18.7	18.7	—	NA
2017							10.0	10.9	11.6	11.5	0.3	NA
2018								9.8	9.3	9.4	0.5	NA
2019									3.3	3.3	0.5	NA
2020										58.2	24.3	NA
									Total	133.9

Contingency (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	2.2	6.0	6.8	6.8	6.8	6.9	6.9	6.9	6.9	7.0
2012		5.6	7.5	8.8	8.8	8.6	8.4	8.4	8.4	8.4
2013			1.9	3.2	3.4	3.4	3.5	3.5	3.5	3.5
2014				1.7	3.7	4.5	4.6	4.6	4.6	4.6
2015					2.9	7.3	7.9	8.0	8.9	8.9
2016						12.9	16.6	17.4	18.1	18.4
2017							3.2	7.2	9.7	10.7
2018								2.0	6.4	8.3
2019									0.3	2.3
2020										16.8
									Total	88.9
	All outstanding liabilities before 2011, net of reinsurance									(1.3)
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									43.7

Environmental (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	—	—	—	—	—	—	—	—	—	—	—	NA
2012		—	—	—	—	—	—	—	—	—	—	NA
2013			—	—	—	—	—	—	—	—	—	NA
2014				—	—	—	—	—	—	—	—	NA
2015					—	—	—	—	—	—	—	NA
2016						—	—	—	—	—	—	NA
2017							—	—	—	—	—	NA
2018								0.4	0.1	0.1	—	NA
2019									4.5	4.6	0.5	NA
2020										3.6	3.4	NA
									Total	8.3

Environmental (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	—	—	—	—	—	—	—	—	—	—
2012		—	—	—	—	—	—	—	—	—
2013			—	—	—	—	—	—	—	—
2014				—	—	—	—	—	—	—
2015					—	—	—	—	—	—
2016						—	—	—	—	—
2017							—	—	—	—
2018								—	—	0.1
2019									—	0.9
2020										—
									Total	1.0
	All outstanding liabilities before 2011, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									7.3

Marine & Energy (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	37.8	33.8	31.4	31.9	32.9	32.3	32.4	32.2	33.0	33.8	(0.3)	NA
2012		28.1	34.2	36.7	38.2	38.6	37.5	37.0	36.9	36.4	1.2	NA
2013			24.3	21.5	20.2	19.2	18.9	18.9	18.9	19.0	0.5	NA
2014				24.1	22.3	20.3	18.9	18.5	19.2	19.1	(0.2)	NA
2015					30.7	33.1	30.7	30.2	30.2	30.7	0.2	NA
2016						29.0	29.9	29.1	29.0	29.6	0.5	NA
2017							38.5	36.0	35.7	37.2	1.6	NA
2018								24.1	26.6	26.9	1.5	NA
2019									19.4	19.9	2.6	NA
2020										17.9	9.9	NA
									Total	270.4

Marine & Energy (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	4.6	14.9	22.4	25.8	28.6	29.5	29.9	30.4	31.0	31.6
2012		5.4	15.2	24.8	27.6	29.8	31.7	33.3	34.5	34.7
2013			3.0	9.8	13.2	14.8	15.2	15.7	15.9	16.0
2014				4.3	10.7	14.3	15.7	16.4	16.5	17.5
2015					4.5	12.2	22.7	27.6	28.7	29.4
2016						—	17.9	21.9	24.8	26.9
2017							7.5	18.8	27.0	31.4
2018								—	14.5	19.5
2019									3.9	10.8
2020										2.3
									Total	220.1
	All outstanding liabilities before 2011, net of reinsurance									2.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									52.5

Surety (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	—	—	—	—	—	—	—	—	—	—	—	NA
2012		—	—	—	—	—	—	—	—	—	—	NA
2013			—	—	—	—	—	—	—	—	—	NA
2014				—	—	—	—	—	—	—	—	NA
2015					—	—	—	—	—	—	—	NA
2016						—	—	—	—	—	—	NA
2017							—	—	—	—	—	NA
2018								0.4	0.4	0.4	0.4	NA
2019									0.9	0.9	0.9	NA
2020										0.8	0.8	NA
									Total	2.1

Surety (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	—	—	—	—	—	—	—	—	—	—
2012		—	—	—	—	—	—	—	—	—
2013			—	—	—	—	—	—	—	—
2014				—	—	—	—	—	—	—
2015					—	—	—	—	—	—
2016						—	—	—	—	—
2017							—	—	—	—
2018								—	—	—
2019									—	—
2020										—
									Total	—
	All outstanding liabilities before 2011, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									2.1

Trade Credit (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	31.0	30.9	29.0	28.8	28.8	28.1	28.1	27.9	27.7	27.6	(0.3)	NA
2012		36.6	36.9	35.0	35.2	34.8	34.8	34.4	34.0	33.8	(0.2)	NA
2013			31.3	29.6	28.6	28.3	29.0	28.4	28.7	28.7	0.5	NA
2014				24.1	24.0	24.8	22.7	22.4	22.2	22.1	(2.3)	NA
2015					21.4	20.6	20.0	19.1	18.2	18.1	—	NA
2016						16.4	13.9	13.0	12.1	12.5	(0.2)	NA
2017							20.1	20.7	19.5	18.7	4.5	NA
2018								26.2	26.1	24.9	1.3	NA
2019									32.4	30.0	3.9	NA
2020										35.8	18.6	NA
									Total	252.2

Trade Credit (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	6.9	18.3	24.7	26.0	26.9	27.3	27.0	27.1	27.1	27.1
2012		15.6	28.1	32.5	33.3	33.7	33.5	33.5	33.4	33.3
2013			12.2	20.9	24.1	25.2	25.7	25.8	25.9	25.8
2014				8.2	14.4	18.6	20.1	20.6	20.7	20.6
2015					4.8	12.8	16.5	17.4	17.3	17.3
2016						4.8	9.3	11.1	11.6	12.1
2017							3.1	9.1	13.0	13.9
2018								7.8	16.6	21.0
2019									9.2	20.0
2020										12.3
									Total	203.5
	All outstanding liabilities before 2011, net of reinsurance									2.6
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									51.2

Workers' Compensation (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	—	—	—	—	—	—	—	—	—	—	—	NA
2012		—	—	—	—	—	—	—	—	—	—	NA
2013			—	—	—	—	—	—	—	—	—	NA
2014				—	—	—	—	—	—	—	—	NA
2015					—	—	—	—	—	—	—	NA
2016						—	—	—	—	—	—	NA
2017							—	—	—	—	—	NA
2018								1.5	1.5	1.1	0.4	NA
2019									18.6	16.6	4.8	NA
2020										45.8	34.1	NA
									Total	63.5

Workers' Compensation (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	—	—	—	—	—	—	—	—	—	—
2012		—	—	—	—	—	—	—	—	—
2013			—	—	—	—	—	—	—	—
2014				—	—	—	—	—	—	—
2015					—	—	—	—	—	—
2016						—	—	—	—	—
2017							—	—	—	—
2018								—	0.2	0.3
2019									1.3	6.8
2020										4.2
									Total	11.4
	All outstanding liabilities before 2011, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									52.1

Runoff & Other (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	222.3	223.6	224.7	225.3	225.9	226.7	226.2	225.8	224.8	223.7	1.1	NA
2012		4.3	4.7	4.9	4.9	4.8	4.8	4.6	4.4	3.8	0.3	NA
2013			2.0	0.9	0.9	0.9	0.9	0.9	1.1	1.0	(0.1)	NA
2014				0.9	0.9	1.1	1.1	1.2	1.3	1.1	(0.2)	NA
2015					10.2	16.4	18.2	18.7	18.7	18.7	—	NA
2016						12.6	12.8	12.5	12.4	12.6	0.1	NA
2017							1.4	1.4	1.4	1.4	—	NA
2018								31.0	29.3	27.3	2.5	NA
2019									1.0	1.0	0.1	NA
2020										61.5	29.6	NA
									Total	352.2

Runoff & Other (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	206.9	209.0	211.2	213.0	214.7	216.7	218.2	218.8	219.3	220.9
2012		0.3	1.3	1.8	2.2	2.4	2.4	2.5	2.7	3.0
2013			0.7	0.1	0.1	0.1	0.1	0.1	0.2	0.2
2014				—	0.1	0.1	0.2	0.3	0.5	0.5
2015					5.2	10.0	15.3	16.6	17.3	17.6
2016						6.2	10.1	11.0	11.3	11.5
2017							0.4	0.5	0.6	0.6
2018								7.9	12.6	13.0
2019									—	0.1
2020										12.0
									Total	279.4
	All outstanding liabilities before 2011, net of reinsurance									373.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									446.0

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Other Property
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	16.4%	41.2%	20.1%	8.5%	3.3%	1.8%	0.9%	1.1%	0.4%	0.2%

Property Catastrophe Excess Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	8.0%	49.0%	19.5%	12.3%	2.3%	1.9%	1.1%	1.1%	0.4%	0.0%

Agriculture Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	23.7%	67.3%	5.8%	0.6%	1.1%	0.1%	0.1%	—%	—%	—%

Global Accident & Health
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	43.6%	43.2%	8.9%	1.2%	0.3%	0.1%	—%	—%	0.1%	—%

Aviation & Space
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	23.8%	27.4%	16.6%	8.8%	6.2%	2.7%	3.1%	(0.4)%	2.1%	0.2%

Casualty Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	5.5%	10.8%	14.4%	12.7%	6.4%	1.9%	4.4%	13.3%	5.2%	12.8%

Contingency
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	36.8%	36.6%	12.3%	3.1%	2.1%	(0.4)%	0.2%	0.3%	—%	0.4%

Environmental
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	0.9%	18.9%	72.1%	—%	—%	—%	—%	—%	—%	—%

Marine & Energy
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	17.8%	31.3%	22.2%	10.4%	5.5%	2.9%	3.1%	2.1%	1.1%	1.8%

Surety
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	—%	—%	—%	—%	—%	—%	—%	—%	—%	—%

Trade Credit
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	33.7%	35.6%	17.1%	4.4%	1.8%	0.2%	(0.2)%	—%	(0.2)%	(0.1)%

Workers' Compensation
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	8.8%	32.1%	9.7%	—%	—%	—%	—%	—%	—%	—%

Runoff & Other
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	68.0%	5.6%	3.2%	1.6%	1.1%	1.0%	0.7%	0.3%	0.4%	0.7%